Investment Securities (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and fair value of debt securities available-for-sale
The amortized cost, gross unrealized gains and losses, and fair value of debt securities classified as available-for-sale at December 31, 2021 and 2020 were as follows:

	Total Amortized Cost	Gross Unrealized		Fair Value
(in thousands)		Gains	Losses
December 31, 2021
U.S. Treasury	$3,909	$11	$(3)	$3,917
U.S. government and federal agency obligations	1,314	5	—	1,319
U.S. government-sponsored enterprises	26,498	70	(196)	26,372
Obligations of states and political subdivisions	128,093	1,605	(474)	129,224
Mortgage-backed securities	137,286	791	(1,611)	136,466
Other debt securities (a)	11,825	482	(23)	12,284
Bank issued trust preferred securities (a)	1,486	—	(198)	1,288
Total available-for-sale securities	$310,411	$2,964	$(2,505)	$310,870

December 31, 2020
U.S. Treasury	$2,772	$26	$—	$2,798
U.S. government and federal agency obligations	11,732	197	—	11,929
U.S. government-sponsored enterprises	22,495	379	—	22,874
Obligations of states and political subdivisions	56,943	1,801	—	58,744
Mortgage-backed securities	88,357	1,809	(54)	90,112
Other debt securities (a)	10,000	358	(14)	10,344
Bank issued trust preferred securities (a)	1,486	—	(257)	1,229
Total available-for-sale securities	$193,785	$4,570	$(325)	$198,030
(a) Certain hybrid instruments possessing characteristics typically associated with debt obligations.

Schedule of amortized cost and fair value of debt securities classified as available-for-sale by contractual maturity	Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay obligations with or without prepayment penalties.

(in thousands)	Amortized Cost	Fair Value
Due in one year or less	$6,521	$6,540
Due after one year through five years	21,885	21,980
Due after five years through ten years	35,056	35,567
Due after ten years	109,663	110,317
Total	173,125	174,404
Mortgage-backed securities	137,286	136,466
Total available-for-sale securities	$310,411	$310,870

Schedule of Other securities	Investments in Federal Home Loan Bank (FHLB) stock, and Midwest Independent Bank (MIB) bankers bank stock, that do not have readily determinable fair values, are required for membership in those organizations.

(in thousands)	2021	2020
Other securities:
FHLB stock	$5,197	$6,170
MIB stock	151	151
Equity securities with readily determinable fair values	60	32
Total other investment securities	$5,408	$6,353

Schedule of gross unrealized losses on debt securities and fair value of related securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position	Gross unrealized losses on debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2021 and December 31, 2020 were as follows:

	Less than 12 months		12 months or more		Total Fair Value	Total Unrealized Losses
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
At December 31, 2021
U.S. Treasury	$1,758	$(3)	$—	$—	$1,758	$(3)
U.S. government-sponsored enterprises	18,304	(196)	—	—	18,304	(196)
Obligations of states and political subdivisions	39,221	(474)	—	—	39,221	(474)
Mortgage-backed securities	89,520	(1,579)	1,864	(32)	91,384	(1,611)
Other debt securities	3,802	(23)	—	—	3,802	(23)
Bank issued trust preferred securities	—	—	1,288	(198)	1,288	(198)
Total	$152,605	$(2,275)	$3,152	$(230)	$155,757	$(2,505)

(in thousands)
At December 31, 2020
U.S. Treasury	$1,015	$—	$—	$—	$1,015	$—
Mortgage-backed securities	7,494	(54)	—	—	7,494	(54)
Other debt securities	2,987	(14)	—	—	2,987	(14)
Bank issued trust preferred securities	—	—	1,229	(257)	1,229	(257)
Total	$11,496	$(68)	$1,229	$(257)	$12,725	$(325)

Schedule of components of investment securities gains and losses
The following table presents the gross unrealized gains and losses from sales and calls of available-for-sale securities, as well as gains and losses on equity securities from fair value adjustments which have been recognized in earnings:

(in thousands)	2021	2020	2019
Investment securities gains (losses), net
Available for sale securities:
Gains realized on sales	$122	$49	$6
Losses realized on sales	—	(8)	(46)
Other-than-temporary impairment recognized	—	—	—
Other investment securities:
Fair value adjustments, net	27	20	—
Investment securities gains (losses), net	$149	$61	$(40)